Commitments and Contingencies (Details Narrative)	12 Months Ended
	Feb. 28, 2018 USD ($) Number	Feb. 28, 2017 USD ($)	Dec. 05, 2016 USD ($)
Subscription receivable
Number of operating lease | Number	1
Lease termination	30 days
Gross rent	$ 2,600
Accrued expenses - related parties	552,976	$ 280,900
Damages	552,976
Mr. Pomije [Member]
Subscription receivable			$ 260,900
April 18, 2018 [Member] | Mr. Pomije [Member]
Attorney's fees and costs	296,488
Damages	$ 256,488